UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 08/31/2013

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2013 (Unaudited)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Asset-Backed Securities

Aames Mortgage Investment Trust, Series 2005-4, Class M1, 0.89%, 10/25/35 (a)	USD	134	$133,478
Ameriquest Mortgage Securities, Inc. (a):
Series 2004-R4, Class M1, 1.01%, 6/25/34		412	399,061
Series 2005-R9, Class A2B, 0.42%, 11/25/35		6	5,805
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.54%, 10/25/35 (a)		225	196,705
Bayview Financial Acquisition Trust, Series 2004-D, Class M1, 0.81%, 8/28/44 (a)		252	247,939
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.68%, 2/25/35 (a)		175	159,341
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33 (a)		182	186,174
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (a)(b)		37	37,521
Countrywide Asset-Backed Certificates (a):
Series 2004-1, Class M1, 0.93%, 3/25/34		123	114,197
Series 2005-11, Class AF4, 5.19%, 3/25/34		700	584,330
Series 2005-14, Class 3A2, 0.42%, 4/25/36		54	53,688
Green Tree Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (a)		150	172,171
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		613	618,018
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.16%, 12/25/34 (a)		178	154,474
JPMorgan Mortgage Acquisition Corp., Series 2006-ACC1, Class A4, 0.33%, 5/25/36 (a)		86	83,832
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1, 0.65%, 8/25/35 (a)		96	93,203
Morgan Stanley ABS Capital I (a):
Series 2003-HE1, Class M1, 1.38%, 5/25/33		252	240,981
Series 2005-WMC1, Class M2, 0.92%, 1/25/35		115	109,241
		Par (000)	Value
Asset-Backed Securities

Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.44%, 10/25/35 (a)	USD	56	$55,843
Structured Asset Securities Corp., Series 2006-WF1, Class A5, 0.48%, 2/25/36 (a)		429	417,648

Total Asset-Backed Securities – 2.1%			4,063,650

		Shares
Common Stocks (c)

Automobiles — 0.0%
General Motors Co.		661	22,527

Paper & Forest Products — 0.0%
NewPage Corp.		400	32,000

Total Common Stocks – 0.0%			54,527

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.2%
United Technologies Corp., 3.10%, 6/01/22	USD	356	346,942

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		500	459,686
Constellation Brands, Inc., 7.25%, 5/15/17		800	914,000
Heineken NV, 2.75%, 4/01/23 (b)		700	632,053

			2,005,739

Biotechnology — 0.8%
Celgene Corp., 4.00%, 8/15/23		700	691,538
Gilead Sciences, Inc., 4.50%, 4/01/21		800	855,038

			1,546,576

Capital Markets — 1.8%
Credit Suisse, 2.20%, 1/14/14		500	503,275
Export-Import Bank of Korea:
1.25%, 11/20/15		200	199,464
4.00%, 1/29/21		400	401,793
The Goldman Sachs Group, Inc., 2.38%, 1/22/18		200	196,374
FDP SERIES, INC.	AUGUST 31, 2013 1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Capital Markets (concluded)
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)	USD	200	$225,713
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	814,063
Morgan Stanley, 5.50%, 1/26/20		1,000	1,094,490
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		100	98,500

			3,533,672

Chemicals — 0.9%
Ineos Group Holdings PLC, 7.88%, 2/15/16 (b)	EUR	51	67,276
Ineos Group Holdings SA, 6.50%, 8/15/18 (b)		100	128,478
Kerling PLC, 10.63%, 2/01/17 (b)		100	140,095
LYB International Finance BV, 4.00%, 7/15/23	USD	400	394,242
LyondellBasell Industries NV, 5.75%, 4/15/24		500	554,514
PTT Global Chemical PCL, 4.25%, 9/19/22 (b)		200	187,405
RPM International, Inc., 6.25%, 12/15/13		50	50,652
RPM United Kingdom GP, 6.70%, 11/01/15 (b)		200	219,668

			1,742,330

Commercial Banks — 4.0%
AIB Mortgage Bank:
4.88%, 6/29/17	EUR	550	782,096
2.63%, 7/28/17		350	468,592
Banco do Brasil SA, 5.88%, 1/26/22 (b)	USD	500	470,000
Bank of Ireland Mortgage Bank, 3.25%, 6/22/16	EUR	400	541,808
CIT Group, Inc.:
5.00%, 5/15/17		1,500	1,556,250
5.38%, 5/15/20	USD	100	100,500
5.00%, 8/15/22		100	94,500
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	420,500
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		200	204,800
HSBC Holdings Plc, 6.50%, 9/15/37		400	453,262
ING Bank NV, 1.91%, 9/25/15 (a)(b)		500	509,702
Nykredit Realkredit A/S:
2.00%, 1/01/16	DKK	3,000	546,071
Series 10S, 4.00%, 1/01/16		1,500	285,415
Series 12E, 4.00%, 1/01/16		1,500	285,623
		Par (000)	Value
Corporate Bonds

Commercial Banks (concluded)
Regions Financial Corp., 7.75%, 11/10/14	USD	57	$61,336
The Royal Bank of Scotland PLC:
6.93%, 4/09/18	EUR	150	211,333
6.13%, 12/15/22	USD	100	96,268
Shinhan Bank, 1.88%, 7/30/18 (b)		300	286,336
SVB Financial Group, 5.38%, 9/15/20		300	327,370

			7,701,762

Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	315,904

Communications Equipment — 0.1%
Nokia Siemens Networks Finance BV, 7.13%, 4/15/20 (b)	EUR	100	134,903

Computers & Peripherals — 0.6%
Apple, Inc., 2.40%, 5/03/23	USD	1,300	1,174,703

Construction & Engineering — 0.1%
Abengoa Finance SAU, 8.88%, 11/01/17 (b)		150	141,000

Construction Materials — 0.1%
Cemex SAB de CV, 9.00%, 1/11/18 (b)		200	211,000

Consumer Finance — 0.7%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	647,193
Discover Financial Services, 3.85%, 11/21/22	USD	400	377,397
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		150	161,286
8.13%, 1/15/20		200	243,169

			1,429,045

Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		200	198,250
8.25%, 2/15/21		100	98,750
			297,000
Diversified Financial Services — 2.3%
Ally Financial, Inc.:
8.00%, 12/31/18		50	56,875
7.50%, 9/15/20		200	225,000
Banco Popolare, 4.75%, 3/31/16	EUR	100	137,245
Bank of America Corp., 5.63%, 10/14/16	USD	500	553,606
BB&T Corp., 2.05%, 6/19/18		300	296,243
Citigroup, Inc., 3.50%, 5/15/23		1,000	901,626
FDP SERIES, INC.	AUGUST 31, 2013 2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
Deutsche Bank AG, 4.30%, 5/24/28 (a)	USD	500	$448,796
General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	576,207
JPMorgan Chase & Co.:
4.38%, 1/30/14	EUR	300	402,879
4.25%, 10/15/20	USD	700	729,679
SLM Corp., 8.45%, 6/15/18		100	114,000

			4,442,156

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc., Series T, 5.80%, 3/15/22		200	188,500
Frontier Communications Corp.:
8.50%, 4/15/20		100	109,250
7.13%, 1/15/23		200	194,500
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		100	108,000
Telefonica Emisiones SAU:
4.95%, 1/15/15		250	259,936
4.57%, 4/27/23		500	472,717
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	114,594

			1,447,497

Electric Utilities — 1.2%
Baltimore Gas & Electric Co., 3.35%, 7/01/23		300	291,424
Dominion Resources, Inc., 8.88%, 1/15/19		600	774,104
Duke Energy Corp., 2.10%, 6/15/18		100	99,469
Georgia Power Co., 4.30%, 3/15/42		300	273,998
Pacific Gas & Electric Co.:
3.25%, 6/15/23		300	285,222
4.45%, 4/15/42		400	369,264
Virginia Electric and Power Co., 1.20%, 1/15/18		200	194,023

			2,287,504

Energy Equipment & Services — 0.7%
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	444,232
Energy Transfer Partners LP, 5.20%, 2/01/22		200	210,739
Lukoil International Finance BV, 4.56%, 4/24/23 (b)		500	451,250
Peabody Energy Corp., 6.25%, 11/15/21		200	193,000

			1,299,221

Food & Staples Retailing — 0.9%
Cencosud SA, 4.88%, 1/20/23 (b)		500	458,425
CVS Caremark Corp.:
5.75%, 6/01/17		147	167,628
2.75%, 12/01/22		500	462,018
		Par (000)	Value
Corporate Bonds

Food & Staples Retailing (concluded)
Safeway, Inc., 3.95%, 8/15/20	USD	600	$595,344

			1,683,415

Food Products — 1.9%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		200	201,158
Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	426,527
Dean Foods Co., 7.00%, 6/01/16		1,500	1,642,500
Ingredion, Inc., 4.63%, 11/01/20		300	315,382
Kraft Foods Group, Inc., 3.50%, 6/06/22		800	782,290
Sigma Alimentos SA de CV, 5.63%, 4/14/18 (b)		200	216,000

			3,583,857

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc., 3.20%, 6/15/23		500	482,452
DENTSPLY International, Inc., 4.13%, 8/15/21		500	501,839
PerkinElmer, Inc., 5.00%, 11/15/21		600	615,444

			1,599,735

Health Care Providers & Services — 1.1%
HCA Holdings, Inc., 6.25%, 2/15/21		100	100,250
HCA, Inc., 5.88%, 5/01/23		200	195,000
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	960,209
WellPoint, Inc., 3.30%, 1/15/23		1,000	940,589

			2,196,048

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		200	206,000
9.00%, 2/15/20		100	96,000
MGM Resorts International:
6.63%, 7/15/15		100	106,500
6.75%, 10/01/20		100	102,000

			510,500

Household Durables — 0.5%
DR Horton, Inc., 5.63%, 1/15/16		1,000	1,058,750

Household Products — 0.2%
Colgate-Palmolive Co., 2.10%, 5/01/23		500	450,759

Independent Power Producers & Energy Traders — 0.5%
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 9/19/22 (b)		600	541,281
FDP SERIES, INC.	AUGUST 31, 2013 3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Independent Power Producers & Energy Traders (concluded)
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (b)	USD	300	$276,310
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (b)		250	174,062

			991,653

Industrial Conglomerates — 0.3%
General Electric Co., 2.70%, 10/09/22		200	186,598
Hutchison Whampoa International Ltd. (b):
3.50%, 1/13/17		300	309,616
7.45%, 11/24/33		50	63,562

			559,776

Insurance — 1.4%
Aflac, Inc.:
8.50%, 5/15/19		100	128,119
3.63%, 6/15/23		500	482,600
The Allstate Corp.:
3.15%, 6/15/23		500	481,207
5.75%, 8/15/53 (a)		250	246,250
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (b)		600	617,015
PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	311,124
Prudential Covered Trust, 3.00%, 9/30/15 (b)		450	464,201

			2,730,516

IT Services — 0.1%
First Data Corp., 8.25%, 1/15/21 (b)		100	102,250

Media — 1.6%
Clear Channel Communications, Inc., 9.00%, 3/01/21		200	190,000
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		100	100,250
DIRECTV Holdings LLC, 3.80%, 3/15/22		500	466,367
DISH DBS Corp.:
5.88%, 7/15/22		200	196,000
5.00%, 3/15/23		100	92,250
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (b)		200	199,500
NBC Universal Media LLC, 2.88%, 1/15/23		400	376,229
News America, Inc., 7.25%, 5/18/18		400	485,618
Time Warner, Inc., 6.10%, 7/15/40		200	215,689
		Par (000)	Value
Corporate Bonds

Media (concluded)
Viacom, Inc., 4.25%, 9/01/23	USD	800	$791,687

			3,113,590

Metals & Mining — 1.0%
ArcelorMittal, 6.00%, 3/01/21		300	294,750
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (b)		200	198,000
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23 (b)		500	446,220
Glencore Funding LLC, 4.13%, 5/30/23 (b)		500	443,491
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	190,974
Teck Resources Ltd., 4.50%, 1/15/21		300	291,575

			1,865,010

Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 6.50%, 5/01/18		300	354,915
GDF Suez, 1.63%, 10/10/17 (b)		300	295,737
Sempra Energy, 2.88%, 10/01/22		600	554,283

			1,204,935

Oil, Gas & Consumable Fuels — 3.7%
Apache Corp., 4.25%, 1/15/44		600	533,918
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	570,992
Chesapeake Energy Corp.:
6.63%, 8/15/20		200	214,500
5.75%, 3/15/23		50	49,750
Chevron Corp., 3.19%, 6/24/23		500	485,267
CNPC HK Overseas Capital Ltd., 5.95%, 4/28/41 (b)		200	217,662
Energy Transfer Equity LP, 7.50%, 10/15/20		200	218,000
Enogex LLC, 6.25%, 3/15/20 (b)		400	429,872
Enterprise Products Operating LLC:
3.35%, 3/15/23		300	284,923
7.03%, 1/15/68 (a)		100	111,000
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	549,150
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23		200	187,076
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)		200	216,871
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (b)		100	92,000
FDP SERIES, INC.	AUGUST 31, 2013 4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Plains Exploration & Production Co., 6.63%, 5/01/21	USD	100	$106,115
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (b)		200	185,500
Samson Investment Co., 10.25%, 2/15/20 (b)		100	104,500
SandRidge Energy, Inc., 7.50%, 2/15/23		100	96,750
Valero Energy Corp., 9.38%, 3/15/19		800	1,033,532
Weatherford International Ltd., 5.95%, 4/15/42		900	860,125
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	622,243

			7,169,746

Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (c)(d)		92	—

Personal Products — 0.3%
Avon Products, Inc., 5.00%, 3/15/23		500	498,526

Pharmaceuticals — 0.7%
AbbVie, Inc.:
2.90%, 11/06/22		500	465,819
4.40%, 11/06/42		400	373,514
Actavis, Inc., 3.25%, 10/01/22		100	92,899
Zoetis, Inc., 3.25%, 2/01/23 (b)		500	470,865

			1,403,097

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.:
3.50%, 1/31/23		500	449,880
5.00%, 2/15/24		500	496,815
ERP Operating LP, 5.75%, 6/15/17		500	560,576
Healthcare Realty Trust, Inc.:
6.50%, 1/17/17		500	558,041
4.13%, 4/01/19		500	520,224
KimCo Realty Corp., 6.88%, 10/01/19		200	238,955

			2,824,491

Semiconductors & Semiconductor Equipment — 0.4%
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (b)		75	81,000
10.75%, 8/01/20		134	148,070
Maxim Integrated Products, Inc., 3.38%, 3/15/23		500	464,927

			693,997

		Par (000)	Value
Corporate Bonds

Software — 0.3%
Symantec Corp., 2.75%, 6/15/17	USD	500	$504,072

Specialty Retail — 0.1%
Edcon Proprietary Ltd., 9.50%, 3/01/18 (b)	EUR	200	239,219

Tobacco — 0.4%
Altria Group, Inc., 9.70%, 11/10/18	USD	169	221,446
Lorillard Tobacco Co., 2.30%, 8/21/17		500	492,023

			713,469

Transportation Infrastructure — 0.4%
DP World Ltd., 6.85%, 7/02/37 (b)		380	360,050
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (b)		500	468,069

			828,119

Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc.:
7.00%, 3/01/20 (b)		200	215,000
6.00%, 11/15/22		200	187,000
Wind Acquisition Finance SA, 11.75%, 7/15/17 (b)		200	209,000

			611,000

Total Corporate Bonds – 35.0%			67,193,484

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.2%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		177	175,746
Transdigm, Inc., Tranche C Term Loan, 3.75%, 2/28/20		283	282,224

			457,970

Capital Markets — 0.0%
Guggenheim Partners Investment Management Holdings, LLC, Term Loan, 4.25%, 7/22/20		75	74,997
Chemicals — 0.7%
Arysta LifeScience SPC, LLC, Initial Term Loan, 4.50%, 5/29/20		350	350,006
Axalta Coating Systems U.S. Holdings, Inc. (Dupont Performance Coatings) Initial Term B Loan, 4.75%, 2/01/20		235	236,690
FDP SERIES, INC.	AUGUST 31, 2013 5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (a)

Chemicals (concluded)
INEOS US Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	USD	342	$339,262
Oxbow Carbon LLC, 1st Lien Tranche B Term Loan, 4.25%, 7/19/19		93	93,312
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		249	251,362

			1,270,632

Commercial Services & Supplies — 0.5%
ARAMARK Corp.:
Synthetic L/C-3, 3.54%, 7/26/16		—(e)	123
Extended Synthetic L/C, 3.54%, 7/26/16		14	14,529
Term Loan B Extend, 3.78%, 7/26/16		220	220,913
US Term C Loan, 3.78%, 7/26/16		8	8,168
US Term D Loan, 4.00%, 8/22/19		100	100,375
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		258	257,778
KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17		259	259,989

			861,875

Communications Equipment — 0.1%
Telesat LLC, US Term B-2 Loan, 3.50%, 3/28/19		215	214,654
Containers & Packaging — 0.3%
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20		210	208,132
Pact Group (USA), LLC, Term Loan B, 3.75%, 5/29/20		50	49,329
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18		243	244,369

			501,830

Diversified Consumer Services — 0.2%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		317	311,528

Diversified Financial Services — 0.2%
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		38	37,387
TransUnion LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	387		389,324

			426,711

		Par (000)	Value
Floating Rate Loan Interests (a)

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	USD	340	$342,275

Electrical Equipment — 0.0%
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		117	117,697
Energy Equipment & Services — 0.1%
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18		140	140,535
Food & Staples Retailing — 0.0%
Advance Pierre Foods, Inc., 1st Lien Term Loan, 5.75%, 7/10/17		76	77,042
Food Products — 0.3%
Del Monte Foods Co., Initial Term Loan 4.00%, 3/08/18	328		327,807
HJ Heinz Co., Term Loan B2, 3.50%, 6/05/20		225	226,309

			554,116

Health Care Equipment & Supplies — 0.0%
Hologic Inc., Refinancing Tranche BTL, 3.75%, 8/01/19		88	88,147

Health Care Providers & Services — 0.5%
Community Health Systems, Inc., New Extended Term Loan, 3.76% – 3.78%, 1/25/17		219	219,934
DaVita Healthcare Partners, Inc.:
Term Loan B2, 4.00%, 8/24/19		234	234,460
Tranche B Term Loan, 4.50%, 10/20/16		153	153,849
HCA, Inc., Tranche B-5 Term Loan, 3.03%, 3/31/17		260	259,774

			868,017

Hotels, Restaurants & Leisure — 0.1%
Burger King Corporation, Tranche B Term Loan, 3.75%, 9/28/19		186	186,545
DineEquity, Inc., Term Loan B2, 3.75%, 10/19/17		98	98,685

			285,230

IT Services — 0.1%
Moneygram International, Inc., Term Loan, 4.25%, 3/28/20		270	270,614

Machinery — 0.3%
Allison Transmission, Inc., Term Loan, 3.75%, 3/28/19		98	98,372
FDP SERIES, INC.	AUGUST 31, 2013 6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (a)

Machinery (concluded)
RBS Global, Inc. (Rexnord), Term B Loan, 5.25%, 8/21/20	USD	70	$69,213
Terex Corp., US Term Loan, 4.50%, 4/28/17		264	266,410
Tomkins LLC and Tomkins, Inc., Term Loan B2, 3.75%, 9/21/16		124	124,154

			558,149

Media — 0.7%
CSC Holdings LLC, Term Loan B, 2.68%, 4/17/20		375	369,885
Entravision Communications Corp., Tranche B Term Loan, 3.50%, 5/31/20		100	98,906
Foxco Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17		53	52,966
Nine Entertainment Group Ltd., Term Loan B, 3.50% – 5.00%, 2/05/20		144	142,913
UPC Financing Partnership:
Term Loan AF, 4.00%, 1/31/21		52	52,173
Term Loan AH, 3.25%, 6/30/21		415	413,340
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20		100	99,281
WMG Acquisition Corp., Tranche B Term Loan, 3.75%, 7/01/20		50	49,854

			1,279,318

Metals & Mining — 0.2%
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17		132	132,237
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		183	183,238

			315,475

Oil, Gas & Consumable Fuels — 0.3%
Arch Coal, Inc., Term Loan, 5.75%, 5/16/18		325	315,167
Walter Energy, Inc., Term Loan B, 6.75%, 4/01/18		272	258,892

			574,059

Pharmaceuticals — 0.3%
Par Pharmaceutical Cos., Inc., Term B-1 Loan, 4.25%, 9/30/19		65	65,098
Valeant Pharmaceuticals International, Inc.:
Series C1 Term Loan B, 4.38%, 12/11/19		185	185,004
Series D1 Term Loan B, 4.38%, 2/13/19		18	17,923
Series E, Tranche B Term Loan, 4.50%, 8/05/20		120	120,885
		Par (000)	Value
Floating Rate Loan Interests (a)

Pharmaceuticals (concluded)
Warner Chilcott Corp.:
Additional Term B-1 Loan, 4.25%, 3/15/18	USD	35	$34,699
Term B-1 Loan, 4.25%, 3/15/18		80	79,708
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/18		63	62,812

			566,129

Road & Rail — 0.2%
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19		160	159,268
Global TIP Finance BV, Term Loan C, 7.75%, 8/21/20		120	114,000
The Hertz Corp.:
Tranche B-1 Term Loan, 3.75%, 3/11/18		165	165,616
Credit Linked Deposit, 3.75%, 3/11/18		40	39,609

			478,493

Software — 0.2%
BMC Software Finance, Inc., Initial US Term Loan, 6.25%, 9/10/20		400	399,168

Specialty Retail — 0.7%
BJ's Wholesale Club, Inc., 2013 Replacement Loan, 4.25%, 9/26/19		541	541,115
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		253	254,680
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		193	194,972
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		45	45,575
Party City Holdings, Inc., 2013 Replacement Loan, 4.25%, 7/27/19		314	313,367

			1,349,709

Total Floating Rate Loan Interests – 6.4%			12,384,370

FDP SERIES, INC.	AUGUST 31, 2013 7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Foreign Agency Obligations

Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	1,200(g)	$478,673
Hungary Government Bond:
7.50%, 10/24/13	HUF	10,590	46,685
5.50%, 2/12/14		400	1,766
8.00%, 2/12/15		2,940	13,535
7.75%, 8/24/15		900	4,177
5.50%, 12/22/16		5,850	25,954
5.50%, 12/20/18		1,250	5,410
Hungary Government International Bond:
6.00%, 1/11/19	EUR	120	164,974
3.88%, 2/24/20		40	49,594
Iceland Government International Bond, 5.88%, 5/11/22 (b)	USD	100	101,375
Ireland Government Bond:
4.50%, 10/18/18	EUR	34	47,861
4.40%, 6/18/19		64	88,533
5.90%, 10/18/19		149	220,554
4.50%, 4/18/20		113	154,932
5.00%, 10/18/20		186	261,707
5.40%, 3/13/25		201	285,482
Korea Monetary Stabilization Bond:
Series 1312, 3.48%, 2/02/13	KRW	216,700	195,648
Series 1310, 3.59%, 10/02/13		126,390	113,947
Series 1402, 3.47%, 2/02/14		297,980	269,409
Series 1404, 3.59%, 4/02/14		437,940	396,741
Series 1406, 3.28%, 6/02/14		519,220	470,027
Series 1408, 2.82%, 8/02/14		14,200	12,811
Series 1410, 2.78%, 10/02/14		56,600	51,043
Series 1412, 2.84%, 12/02/14		247,290	223,166
Series 1502, 2.74%, 2/02/15		33,310	30,023
Series 1504, 2.47%, 4/02/15		486,000	436,055
Series 1506, 2.76%, 6/02/15		606,700	546,407
Series 1508, 2.80%, 8/02/15		372,280	335,418
Korea Treasury Bond:
Series 1312, 3.00%, 12/10/13		349,000	314,750
Series 1406, 3.50%, 6/10/14		332,710	301,636
Series 1412, 3.25%, 12/10/14		126,990	115,163
Series 1506, 3.25%, 6/10/15		32,100	29,160
Series 1512, 2.75%, 12/10/15		250,830	225,680
		Par (000)	Value
Foreign Agency Obligations

Lithuania Government International Bond (b):
6.75%, 1/15/15	USD	130	$138,190
7.38%, 2/11/20		310	365,800
Malaysia Government Bond:
Series 4/98, 8.00%, 10/30/13	MYR	10	3,068
Series 2/04, 5.09%, 4/30/14		460	141,854
Series 0211, 3.43%, 8/15/14		530	161,887
Series 0409, 3.74%, 2/27/15		270	82,828
Series 0110, 3.84%, 8/12/15		450	138,609
Series 2/05, 4.72%, 9/30/15		60	18,809
Series 0312, 3.20%, 10/15/15		355	108,013
Series 2/03, 4.24%, 2/07/18		2,250	697,150
Mexican Bonos:
Series MI, 10 8.00%, 12/19/13	MXN	9,080(h)	687,457
Series M, 7.00%, 6/19/14		930(h)	71,184
Series MI, 10 9.50%, 12/18/14		10,460(h)	835,232
Series M, 6.00%, 6/18/15		137(h)	10,577
Series M, 10, 8.00%, 12/17/15		10,948(h)	884,104
Series M, 6.25%, 6/16/16		1,031(h)	80,470
Peru Government Bond, 7.84%, 8/12/20	PEN	615(i)	245,641
Poland Government Bond:
Series 1013, 5.00%, 10/24/13	PLN	790	245,197
Series 0114, 2.51%, 1/25/14 (j)		900	275,676
Series 0414, 5.75%, 4/25/14		1,425	449,582
Series 0714, 2.61%, 7/25/14 (j)		15	4,535
Series 0415, 5.50%, 4/25/15		642	206,255
Series 0715, 3.13%, 7/25/15 (j)		1,457	425,170
Series 1015, 6.25%, 10/24/15		535	175,739
Series 0116, 3.29%, 1/25/16 (j)		3,675	1,051,998
Series 0117, 2.71%, 1/25/17 (a)		376	116,044
Series 0121, 2.71%, 1/25/21 (a)		381	115,819
Poland Government International Bond, 6.38%, 7/15/19	USD	340	389,810
Republic of Ghana, 8.50%, 10/04/17 (b)		100	108,375
Republic of Hungary:
3.50%, 7/18/16	EUR	20	26,333
4.38%, 7/04/17		45	59,549
5.75%, 6/11/18		95	128,064
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	USD	465	536,289
Russian Government International Bond, 7.50%, 3/31/30 (a)(b)(k)		265	305,742
Sweden Government Bond, Series 1041, 6.75%, 5/05/14	SEK	8,180	1,281,656
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200	177,250
Venezuela Government International Bond, 10.75%, 9/19/13		80	80,280
Vietnam Government International Bond, 6.75%, 1/29/20 (b)		320	336,000

Total Foreign Agency Obligations – 8.9%			17,184,532

FDP SERIES, INC.	AUGUST 31, 2013 8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Municipal Bonds

Alabama Federal Aid Highway Finance Authority, RB, 5.00%, 9/01/25	USD	575	$618,861
Coachella Valley Unified School District, GO, 2005 Election, Series D (AGM), 5.00%, 8/01/37		230	222,208
Colorado Independent School District, GO, School Building (PSF-GTD), 5.00%, 8/15/38		200	202,816
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20		300	277,005
JobsOhio Beverage System, RB, Senior Lien, Series A, 5.00%, 1/01/38		450	435,208
Kansas Development Finance Authority, RB:
5.25%, 6/01/38		130	132,812
5.25%, 6/01/42		130	131,807
5.00%, 6/01/46		160	153,016
Metropolitan Boston Transit Parking Corp., RB, Systemwide Senior Lien, 5.00%, 7/01/41		250	250,305
Nassau County, GO:
5.00%, 4/01/39		270	262,767
5.00%, 4/01/43		270	259,905
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	121,266
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	369,605
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		475	447,930
South Carolina State Public Service Authority, Santee Cooper, Refunding RB, Series B, 5.00%, 12/01/38		150	148,081
State of California, GO, Various Purpose, 6.00%, 11/01/39		210	234,083
State of Illinois, GO, 5.88%, 3/01/19		495	533,560

Total Municipal Bonds – 2.5%			4,801,235

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.6%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.06%, 11/25/34 (a)		101	91,712
Citigroup Mortgage Loan Trust 2013-A, Class A, 3.00%, 5/25/42 (a)(b)		238	231,628
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.35%, 3/26/36 (a)(b)		455	474,096
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.70%, 11/25/34 (a)	USD	191	$196,007
Series 2007-3, Class 3A1, 5.50%, 4/25/37		72	73,916

			1,067,359

Commercial Mortgage-Backed Securities — 4.5%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.48%, 11/15/15 (a)(b)		443	443,752
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		732	731,166
Class AM, 5.68%, 7/10/46		500	545,479
Bear Stearns Commercial Mortgage Securities (a):
Series 2006-PW11, Class AJ, 5.61%, 3/11/39		694	713,721
Series 2006-PW12, Class AJ, 5.94%, 9/11/38		112	115,044
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		640	634,291
Series 2006-T24, Class B, 5.66%, 10/12/41 (b)		130	87,313
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class AJ, 5.48%, 10/15/49		210	201,060
Series 2007-C6, Class AM, 5.88%, 6/10/17 (a)		506	558,200
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class AJ, Series 2006-CD3, 5.69%, 10/15/48		425	381,584
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	305,100
Greenwich Capital Commercial Funding Corp. (a):
Series 2005-GG5, Class B, 5.46%, 4/10/37		350	212,673
Series 2006-GG7, Class AJ, 6.06%, 7/10/38		640	634,997
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (a)		400	431,524
Series 2006-CB16, Class B, 5.67%, 5/12/45 (a)		350	235,980
Series 2006-CB17, Class AM, 5.46%, 12/12/43		450	446,642
Series 2006-LDP7, Class AJ, 6.06%, 4/15/45 (a)		640	637,322
FDP SERIES, INC.	AUGUST 31, 2013 9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.08%, 6/15/38 (a)	USD	390	$398,146
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AJ, 5.68%, 3/12/44 (a)		260	260,378
Talisman Finance PLC, Series 6, Class A, 0.40%, 10/22/16 (a)	EUR	576	698,969

			8,673,341

Total Non-Agency Mortgage-Backed Securities – 5.1%			9,740,700

		Beneficial Interest (000)
Other Interests (l)

General Motors II	USD	6,500	—
Motors Liquidation Co. GUC Trust (c)		— (e)	4,997

Total Other Interests – 0.0%			4,997

		Par (000)
Preferred Securities

Capital Trusts

Commercial Banks — 0.9%
Bank of America Corp., Series M, 8.13% (m)	USD	300	331,500
Fifth Third Capital Trust IV, 6.50%, 4/15/67		500	496,250
Wachovia Capital Trust III, 5.57% (m)		1,000	945,000

			1,772,750

Diversified Financial Services — 0.3%
JPMorgan Chase & Co., 7.90% (m)		575	633,937

Electric Utilities — 0.3%
Electricite de France SA, 5.25% (b)(m)		500	468,750

Insurance — 0.4%
MetLife, Inc., 6.40%, 12/15/66		600	603,000
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 3/15/72 (b)		100	111,250

			714,250

Total Capital Trusts – 1.9%			3,589,687

		Shares	Value
Preferred Stocks

Commercial Banks — 0.3%
US Bancorp, Series G, 6.00% (m)		24,000	$643,680

Trust Preferreds

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40		3,800	100,352

Total Preferred Securities – 2.3%			4,333,719

		Par (000)
US Government Sponsored Agency Securities

Agency Obligations — 2.2%
Fannie Mae, 5.38%, 6/12/17	USD	1,000	1,148,072
Freddie Mac:
2.88%, 2/09/15		2,000	2,072,908
6.25%, 7/15/32		800	1,043,585

			4,264,565

Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.43%, 2/25/37 (a)		614	614,362
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		1,000	1,029,679

			1,644,041

Mortgage-Backed Securities — 25.3%
Fannie Mae Mortgage-Backed Securities:
1.59%, 5/01/33 (a)		13	13,060
1.81%, 10/01/32 (a)		108	112,609
2.06%, 4/01/35 (a)		20	19,958
2.22%, 9/01/34 (a)		430	451,867
2.33%, 4/01/35 (a)		215	227,809
3.00%, 9/15/28 (f)		19,400	19,556,858
3.50%, 9/15/43 (f)		950	949,703
4.00%, 9/15/43 (f)		12,500	12,912,110
5.00%, 8/01/35		371	398,963
5.50%, 11/01/34 – 3/01/36		2,543	2,793,431
6.00%, 6/01/21 – 9/01/38		1,206	1,327,411
6.50%, 1/01/36		109	120,844
Freddie Mac Mortgage-Backed Securities:
2.20%, 11/01/27 (a)		210	221,711
2.46%, 4/01/32 (a)		83	88,656
2.62%, 9/01/32 (a)		11	12,127
FDP SERIES, INC.	AUGUST 31, 2013 10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
US Government Sponsored Agency Securities

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
3.00%, 9/15/43 (f)	USD	3,300	$3,155,625
4.00%, 9/15/43 (f)		2,200	2,268,063
4.50%, 9/01/20		44	46,280
5.00%, 7/01/23 – 2/01/39		1,532	1,637,410
5.50%, 11/01/37		8	9,021
6.00%, 10/01/21 – 2/01/39		196	214,325
6.50%, 9/01/38		28	31,705
Ginnie Mae Mortgage-Backed Securities:
3.50%, 12/01/43 (a)(f)		1,800	1,818,563
6.50%, 12/20/37 – 07/15/38		284	317,479

			48,705,588

Total US Government Sponsored Agency Securities – 28.4%			54,614,194

US Treasury Obligations

US Treasury Bonds:
6.25%, 5/15/30		1,100	1,516,968
5.00%, 5/15/37		600	741,656
4.63%, 2/15/40		1,800	2,119,500
4.38%, 5/15/41		300	339,844
3.13%, 11/15/41		700	632,843
3.13%, 2/15/42		1,600	1,444,250
US Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,176	1,258,201
0.13%, 4/15/16		1,587	1,626,135
US Treasury Notes:
2.75%, 10/31/13		600	602,531
1.75%, 3/31/14		3,300	3,331,195
1.88%, 4/30/14		1,100	1,112,762
2.25%, 5/31/14		1,500	1,523,555
2.25%, 1/31/15		1,000	1,028,047
4.00%, 2/15/15		1,000	1,053,828
2.50%, 4/30/15		2,900	3,004,559
4.13%, 5/15/15		500	532,051
4.25%, 8/15/15		1,100	1,182,200
4.50%, 11/15/15		400	435,250
4.88%, 8/15/16		3,600	4,030,031
3.00%, 8/31/16		5,400	5,752,685
4.63%, 11/15/16		900	1,005,961
4.63%, 2/15/17		1,000	1,122,891
3.13%, 4/30/17		1,100	1,180,352
4.50%, 5/15/17		350	393,066
4.75%, 8/15/17		1,400	1,592,172
2.75%, 12/31/17		500	529,219
3.50%, 2/15/18		5,000	5,452,735
3.75%, 11/15/18		2,300	2,540,062
3.50%, 5/15/20		2,100	2,287,524

Total US Treasury Obligations – 25.7%			49,372,073

		Shares	Value
Warrants (n)

General Motors Co. (Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/16, Strike Price USD 10.00)		600	$14,796
General Motors Co. (Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33)		600	10,302

Total Warrants – 0.0%			25,098

Total Long-Term Investments (Cost – $222,820,016) – 116.4%			223,772,579

Short-Term Securities

		Par (000)

Foreign Agency Obligations

Hungary — 0.2%
Hungary Treasury Bills (o):
4.54%, 9/18/13	HUF	980	4,292
4.51%, 1/08/14		1,570	6,796
4.65%, 1/08/14		16,660	72,120
4.47%, 3/05/14		6,860	29,512
4.60%, 3/05/14		33,310	143,302
4.63%, 3/05/14		11,800	50,764
4.13%, 6/25/14		2,280	9,683

			316,469

Malaysia — 1.0%
Bank Negara Malaysia Monetary Notes (o):
Series 7512, 2.90%, 9/05/13	MYR	30	9,132
Series 7512, 2.99%, 9/05/13		10	3,044
Series 7812, 2.90%, 9/17/13		60	18,246
Series 8112, 2.90%, 9/26/13		70	21,273
Series 8112, 2.92%, 9/26/13		15	4,558
Series 1113, 2.98%, 10/08/13		5	1,518
Series 8612, 2.90%, 10/10/13		60	18,214
Series 1513, 2.91%, 10/29/13		60	18,185
Series 9112, 2.90%, 10/31/13		10	3,030
Series 9112, 2.91%, 10/31/13		200	60,593
Series 9113, 2.92%, 11/12/13		80	24,213
Series 9512, 2.91%, 11/19/13		40	12,100
Series 9512, 2.91%, 11/19/13		10	3,025
Series 9513, 2.92%, 11/19/13		150	45,374
Series 2212, 2.89%, 11/26/13		275	83,139
Series 2513, 2.92%, 12/05/13		120	36,252
Series 2713, 2.92%, 12/10/13		160	48,317
Series 9912, 2.91%, 12/12/13		60	18,117
Series 3013, 2.93%, 12/19/13		10	3,018
Series 3213, 2.87%, 12/26/13		400	120,634

FDP SERIES, INC.	AUGUST 31, 2013 11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Foreign Agency Obligations

Malaysia (continued):
Bank Negara Malaysia Monetary Notes (o) (concluded):
Series 3413, 2.92%, 12/31/13	MYR	240	$72,351
Series 0613, 2.85%, 1/06/14		45	13,525
Series 0213, 2.88%, 1/09/14		90	27,108
Series 0213, 2.93%, 1/09/14		10	3,012
Series 0413, 2.85%, 1/16/14		60	18,061
Series 0413, 2.88%, 1/16/14		80	24,082
Series 4013, 2.91%, 1/23/14		10	3,009
Series 4213, 2.93%, 1/30/14		60	18,048
Series 0713, 2.85%, 2/18/14		525	157,636
Series 0813, 2.85%, 2/20/14		415	124,587
Series 0813, 2.87%, 2/20/14		15	4,503
Series 0913, 2.88%, 2/25/14		155	46,513
Series 0913, 2.88%, 2/25/14		270	81,023
Series 1013, 2.90%, 3/06/14		625	187,417
Series 1213, 2.90%, 3/13/14		30	8,991
Series 1413, 2.85%, 3/27/14		20	5,987
Series 1413, 2.86%, 3/27/14		10	2,994
Series 1613, 2.87%, 4/03/14		70	20,945
Series 1613, 2.90%, 4/03/14		60	17,952
Series 2113, 2.87%, 4/24/14		20	5,973
Series 2813, 2.85%, 5/15/14		10	2,982
Series 2813, 2.91%, 5/15/14		80	23,853
Series 2913, 2.85%, 5/20/14		10	2,980
Series 2913, 2.85%, 5/20/14		130	38,746
Series 3113, 2.85%, 5/27/14		90	26,809
Series 3113, 2.85%, 5/27/14		215	64,044
Series 3113, 2.91%, 5/27/14		55	16,383
Series 3313, 2.87%, 6/03/14		20	5,954
Series 3513, 2.86%, 6/05/14		30	8,930
Series 3513, 2.86%, 6/05/14		30	8,930
Series 3713, 2.87%, 6/17/14		10	2,974
Series 3813, 2.95%, 6/19/14		90	26,759
Series 4313, 2.86%, 7/08/14		10	2,969
Series 4313, 2.86%, 7/08/14		70	20,781
Series 4413, 2.87%, 7/15/14		140	41,539
Series 4413, 2.90%, 7/15/14		30	8,901
Series 4613, 2.87%, 7/24/14		200	59,298
Series 4613, 2.90%, 7/24/14		30	8,895
Series 4813, 2.89%, 8/05/14		230	68,127
Series 4913, 2.86%, 8/14/14		240	71,038
Series 5113, 2.87%, 8/21/14		25	7,396
Series 5113, 2.93%, 8/21/14		60	17,750
Malaysia Treasury Bill, 2.90%, 5/30/14 (o)		30	8,928

			1,940,665

Mexico — 0.2%
Mexico Cetes, Series BI (o):
4.64%, 9/19/13	MXN	2,574	192,271
3.89%, 10/31/13		433	32,195
3.82%, 1/09/14		289	21,322
4.12%, 1/09/14		1,188	87,643
3.85%, 4/03/14		289	21,126
		Par (000)	Value
Foreign Agency Obligations

Mexico (continued):
Mexico Cetes, Series BI (o) (concluded):
3.82%, 4/30/14	MXN	288	$20,991
4.00%, 4/30/14		667	48,615
4.06%, 4/30/14		687	50,072

			474,235

Philippines — 0.1%
Philippine Treasury Bills (o):
0.22%, 9/04/13	PHP	1,160	26,009
0.16%, 10/02/13		540	12,106
0.46%, 3/05/14		1,630	36,462
0.20%, 4/02/14		1,020	22,843

			97,420

Republic Of Korea — 0.1%
Korea Monetary Stabilization Bond, Series 1405, 2.55%, 5/09/14 (o)	KRW	213,400	192,249

Singapore — 0.5%
Monetary Authority of Singapore, Series 84, 0.27%, 10/25/13 (o)	SGD	390	305,621
Singapore Treasury Bills (o):
Series 183, 0.20%, 11/01/13		120	94,045
Series 183, 0.30%, 2/21/14		370	289,765
Series 365, 0.20%, 5/02/14		370	289,622

			979,053

Sweden — 0.2%
Sweden Treasury Bills (o):
0.87%, 9/18/13	SEK	1,645	248,126
0.91%, 12/18/13		680	102,334

			350,460

Total Foreign Agency Obligations – 2.3%			4,350,551

Time Deposits

Europe — 0.0%
Citibank N.A., 0.00%, 9/03/13	EUR	18	24,041

Norway — 0.0%
Brown Brothers Harriman & Co., 0.25%, 9/03/13	NOK	7	1,209

Sweden — 0.0%
JPMorgan Chase Bank N.A., 0.17%, 9/03/13	SEK	186	28,131

United States — 1.9%
Wells Fargo Bank, San Francisco, 0.12%, 9/04/13	USD	3,637	3,637,354

Total Time Deposits – 1.9%			3,690,735

Total Short-Term Securities (Cost – $8,198,223) – 4.2%			8,041,286

FDP SERIES, INC.	AUGUST 31, 2013 12

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)
		Par (000)	Value
Options Purchased

(Cost – $87,165) – 0.1%			$104,177

Total Investments Before TBA Sale Commitments (Cost – $231,105,404*) – 120.7%			231,918,042

TBA Sale Commitments (f)

Fannie Mae Mortgage-Backed Securities, 3.00%, 9/15/28	USD	5,000	(5,116,406)

Total TBA Sale Commitments (Proceeds – $5,090,820) – (2.7)%			(5,116,406)

			Value

Total Investments – 118.0%			$226,801,636
Liabilities in Excess of Other Assets – (18.0)%			(34,610,249)

Net Assets – 100.0%			$192,191,387

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$231,147,512

	Gross unrealized appreciation	$5,349,662
	Gross unrealized depreciation	(4,579,132)

	Net unrealized appreciation	$770,530

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Amount is less than $500.
(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of August 31, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation

Bank of America N.A.	$15,337,499	$(3,126)
BNP Paribas S.A	$1,818,563	$(16,031)
Credit Suisse AG	$18,335,798	$(46,593)
J.P. Morgan Securities LLC	$4,219,359	$(21,828)
Morgan Stanley & Co. LLC	$949,703	$(3,489)

(g)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(h)	Security trades in units with each unit equal to a par amount of MXN 100.
(i)	Security trades in units with each unit equal to a par amount of PEN 1,000.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EDA	Economic Development Authority

FDP SERIES, INC.	AUGUST 31, 2013 13

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgitt
NOK	Norwegian Krone
PCL	Public Company Limited
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
USD	US Dollar

•	Financial futures contracts as of August 31, 2013 were as follows:
Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
9	2-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	$1,977,750	$(23)

•	Foreign currency exchange contracts as of August 31, 2013 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	226,000	USD	3,966	Citibank N.A.	9/03/13	$(545)
USD	3,319	INR	226,000	Citibank N.A.	9/03/13	(102)
INR	1,646,000	USD	28,688	HSBC Bank PLC	9/04/13	(3,775)
PHP	52,545,000	USD	1,238,101	JPMorgan Chase Bank N.A.	9/04/13	(59,957)
USD	24,313	INR	1,646,000	HSBC Bank PLC	9/04/13	(600)
USD	1,189,608	PHP	52,545,000	JPMorgan Chase Bank N.A.	9/04/13	11,465
USD	20,122	SEK	132,750	Brown Brothers Harriman & Co.	9/04/13	92
EUR	31,549	USD	42,033	Barclays Bank PLC	9/10/13	(335)
INR	525,000	USD	9,166	Deutsche Bank AG	9/10/13	(1,255)
USD	39,939	EUR	31,549	Barclays Bank PLC	9/10/13	(1,758)
USD	7,999	INR	525,000	Deutsche Bank AG	9/10/13	87
INR	284,000	USD	4,928	Deutsche Bank AG	9/11/13	(652)
INR	280,000	USD	4,856	HSBC Bank PLC	9/11/13	(640)
USD	4,325	INR	284,000	Deutsche Bank AG	9/11/13	48
USD	4,133	INR	280,000	HSBC Bank PLC	9/11/13	(84)
EUR	30,733	USD	41,029	Barclays Bank PLC	9/12/13	(409)
USD	39,451	EUR	30,733	Barclays Bank PLC	9/12/13	(1,168)
INR	710,000	USD	11,856	HSBC Bank PLC	9/13/13	(1,179)
USD	10,613	INR	710,000	HSBC Bank PLC	9/13/13	(64)
EUR	88,247	USD	117,810	Barclays Bank PLC	9/16/13	(1,174)
USD	114,249	EUR	88,247	Barclays Bank PLC	9/16/13	(2,387)
EUR	82,955	USD	111,035	UBS AG	9/17/13	(1,393)
INR	1,508,000	USD	25,390	JPMorgan Chase Bank N.A.	9/17/13	(2,778)
USD	107,327	EUR	82,955	UBS AG	9/17/13	(2,315)
USD	22,150	INR	1,508,000	JPMorgan Chase Bank N.A.	9/17/13	(461)
INR	711,000	USD	12,125	Deutsche Bank AG	9/18/13	(1,471)
USD	10,580	INR	711,000	Deutsche Bank AG	9/18/13	(73)
SGD	152,100	USD	121,855	Deutsche Bank AG	9/19/13	(2,615)
SGD	108,000	USD	88,293	JPMorgan Chase Bank N.A.	9/19/13	(3,625)
USD	26,840	EUR	20,375	Barclays Bank PLC	9/19/13	(90)
USD	119,201	SGD	152,100	Deutsche Bank AG	9/19/13	(40)

FDP SERIES, INC.	AUGUST 31, 2013 14

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of August 31, 2013 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	84,257	SGD	108,000	JPMorgan Chase Bank N.A.	9/19/13	$(411)
INR	648,000	USD	10,912	Deutsche Bank AG	9/20/13	(1,217)
USD	65,410	EUR	50,324	Barclays Bank PLC	9/24/13	(1,105)
INR	597,000	USD	9,992	JPMorgan Chase Bank N.A.	9/27/13	(1,104)
USD	33,691	GBP	21,500	Deutsche Bank AG	10/01/13	379
INR	224,000	USD	3,721	Citibank N.A.	10/03/13	(400)
INR	1,646,000	USD	24,047	HSBC Bank PLC	10/04/13	337
INR	1,425,000	USD	23,311	Deutsche Bank AG	10/07/13	(2,221)
INR	266,000	USD	4,411	Deutsche Bank AG	10/08/13	(476)
INR	1,481,000	USD	24,470	JPMorgan Chase Bank N.A.	10/18/13	(2,627)
SGD	110,000	USD	88,889	JPMorgan Chase Bank N.A.	10/21/13	(2,650)
INR	740,000	USD	12,151	JPMorgan Chase Bank N.A.	10/22/13	(1,250)
USD	8,590	EUR	6,585	Barclays Bank PLC	10/25/13	(115)
CLP	136,164,600	USD	278,626	Morgan Stanley & Co. LLC	10/30/13	(14,032)
USD	100,077	CLP	52,000,000	Morgan Stanley & Co. LLC	10/30/13	(969)
USD	19,971	EUR	15,341	Barclays Bank PLC	11/05/13	(309)
INR	7,016,700	USD	112,839	JPMorgan Chase Bank N.A.	11/06/13	(9,960)
INR	259,000	USD	4,114	Deutsche Bank AG	11/08/13	(319)
USD	1,101,245	EUR	857,000	Deutsche Bank AG	11/08/13	(31,676)
INR	13,545,750	USD	215,306	Deutsche Bank AG	11/12/13	(17,023)
INR	280,000	USD	4,046	HSBC Bank PLC	11/12/13	52
USD	5,227	EUR	4,082	JPMorgan Chase Bank N.A.	11/12/13	(169)
INR	710,000	USD	10,435	HSBC Bank PLC	11/13/13	(45)
INR	711,000	USD	10,401	Deutsche Bank AG	11/18/13	(10)
SGD	823,234	USD	661,338	Morgan Stanley & Co. LLC	11/18/13	(15,913)
USD	126,341	EUR	98,696	UBS AG	11/20/13	(4,138)
INR	525,000	USD	7,821	Deutsche Bank AG	11/29/13	(171)
INR	284,000	USD	4,231	Deutsche Bank AG	11/29/13	(93)
INR	597,000	USD	9,179	JPMorgan Chase Bank N.A.	11/29/13	(480)
INR	226,000	USD	3,228	Citibank N.A.	12/03/13	62
INR	1,508,000	USD	21,598	JPMorgan Chase Bank N.A.	12/18/13	293
SGD	163,700	USD	130,334	Deutsche Bank AG	12/23/13	(1,985)
USD	20,768	DKK	120,000	Deutsche Bank AG	1/15/14	(520)
USD	10,494	DKK	60,000	Deutsche Bank AG	1/15/14	(150)
USD	204,760	EUR	151,837	Deutsche Bank AG	1/30/14	3,972
USD	178,685	EUR	139,000	Deutsche Bank AG	2/06/14	(5,133)
USD	237,747	EUR	182,000	Deutsche Bank AG	2/06/14	(2,935)
USD	421,450	EUR	326,250	Deutsche Bank AG	2/06/14	(9,992)
CAD	83,000	USD	82,168	Citibank N.A.	2/11/14	(3,676)
CLP	88,700,000	USD	179,846	Barclays Bank PLC	2/11/14	(9,934)
CAD	62,000	USD	61,190	Deutsche Bank AG	2/12/14	(2,559)
CAD	41,000	USD	40,426	Deutsche Bank AG	2/14/14	(1,655)
CAD	83,000	USD	81,760	Deutsche Bank AG	2/19/14	(3,282)
CAD	83,000	USD	81,360	Deutsche Bank AG	2/20/14	(2,884)
CAD	84,000	USD	82,014	Barclays Bank PLC	2/21/14	(2,595)
CAD	42,000	USD	40,881	Barclays Bank PLC	2/24/14	(1,175)
CAD	68,000	USD	65,853	Barclays Bank PLC	2/25/14	(1,568)
CAD	42,000	USD	40,711	Deutsche Bank AG	2/25/14	(1,006)
CAD	59,000	USD	57,056	Barclays Bank PLC	2/26/14	(1,280)
USD	42,058	EUR	31,549	Barclays Bank PLC	2/26/14	333
USD	44,696	EUR	33,526	Barclays Bank PLC	2/26/14	357
USD	41,052	EUR	30,733	Barclays Bank PLC	2/27/14	407
USD	117,875	EUR	88,247	Barclays Bank PLC	2/27/14	1,165
USD	111,098	EUR	82,955	UBS AG	2/28/14	1,387
CAD	42,000	USD	40,536	HSBC Bank PLC	3/06/14	(839)

FDP SERIES, INC.	AUGUST 31, 2013 15

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	Foreign currency exchange contracts as of August 31, 2013 were as follows (concluded):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	53,000	USD	51,035	Barclays Bank PLC	3/07/14	$(942)
CAD	47,000	USD	45,177	HSBC Bank PLC	3/07/14	(755)
USD	124,321	EUR	95,800	Deutsche Bank AG	3/18/14	(2,388)
SGD	152,100	USD	119,253	Deutsche Bank AG	3/19/14	26
SGD	174,000	USD	139,473	HSBC Bank PLC	3/19/14	(3,020)
SGD	108,000	USD	84,293	JPMorgan Chase Bank N.A.	3/19/14	402
USD	37,604	EUR	28,700	JPMorgan Chase Bank N.A.	3/19/14	(356)
USD	62,400	EUR	48,000	JPMorgan Chase Bank N.A.	3/20/14	(1,087)
USD	62,114	EUR	48,000	JPMorgan Chase Bank N.A.	3/21/14	(1,373)
USD	62,346	EUR	48,000	JPMorgan Chase Bank N.A.	3/24/14	(1,142)
USD	49,195	EUR	38,000	JPMorgan Chase Bank N.A.	3/25/14	(1,066)
AUD	1,204,643	USD	1,229,700	Deutsche Bank AG	3/31/14	(171,484)
USD	98,076	AUD	110,000	Deutsche Bank AG	3/31/14	1,447
USD	100,441	AUD	110,000	Deutsche Bank AG	3/31/14	3,812
USD	138,609	EUR	105,646	Deutsche Bank AG	4/10/14	(1,134)
CLP	34,940,000	USD	71,430	Morgan Stanley & Co. LLC	4/14/14	(4,937)
CLP	31,310,000	USD	63,567	Morgan Stanley & Co. LLC	4/21/14	(4,023)
USD	745,772	EUR	568,078	Deutsche Bank AG	4/22/14	(5,690)
USD	135,213	EUR	102,621	Deutsche Bank AG	4/22/14	(535)
USD	61,715	EUR	47,248	Barclays Bank PLC	4/25/14	(786)
CLP	25,162,000	USD	50,653	JPMorgan Chase Bank N.A.	4/28/14	(2,833)
USD	131,275	EUR	100,000	Deutsche Bank AG	5/09/14	(1,015)
USD	267,278	EUR	207,000	Deutsche Bank AG	5/19/14	(6,574)
CAD	208,440	USD	200,000	Deutsche Bank AG	5/28/14	(3,382)
USD	348,028	EUR	260,578	Deutsche Bank AG	6/18/14	3,248
SGD	131,000	USD	104,051	HSBC Bank PLC	6/20/14	(1,300)
USD	181,067	EUR	138,600	Deutsche Bank AG	7/03/14	(2,333)
USD	140,042	EUR	106,359	Deutsche Bank AG	7/17/14	(705)
USD	125,810	EUR	95,745	Deutsche Bank AG	7/23/14	(895)
USD	509,894	EUR	385,000	Barclays Bank PLC	7/28/14	384
USD	25,121	EUR	18,969	Citibank N.A.	7/28/14	17
CLP	132,465,000	USD	250,335	Morgan Stanley & Co. LLC	7/29/14	(1,143)
USD	144,590	EUR	108,890	Barclays Bank PLC	8/04/14	479
USD	48,988	EUR	36,797	Citibank N.A.	8/08/14	288
USD	13,855	EUR	10,398	Citibank N.A.	8/11/14	93
USD	110,422	EUR	82,368	Barclays Bank PLC	8/25/14	1,400
SEK	8,850,000	USD	1,351,228	Deutsche Bank AG	8/27/14	(27,670)
USD	300,000	EUR	223,697	Deutsche Bank AG	8/27/14	3,913
PHP	52,545,000	USD	1,183,979	JPMorgan Chase Bank N.A.	8/29/14	(13,729)
USD	2,711,352	EUR	2,030,367	Deutsche Bank AG	8/29/14	23,919
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	5,399
USD	20,855	DKK	120,000	Deutsche Bank AG	1/15/15	(508)
USD	10,530	DKK	60,000	Deutsche Bank AG	1/15/15	(151)
USD	107,120	EUR	83,000	Deutsche Bank AG	2/06/15	(2,939)
USD	238,511	EUR	182,000	Deutsche Bank AG	2/06/15	(2,822)
USD	1,409,939	EUR	1,070,000	Deutsche Bank AG	6/05/15	(10,822)
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	(4,812)
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	(15,817)
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	(10,177)
USD	239,330	EUR	182,000	Deutsche Bank AG	2/05/16	(3,817)
USD	107,535	EUR	83,000	Deutsche Bank AG	2/05/16	(3,351)
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	(4,657)
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	(3,146)
Total						$(513,049)

FDP SERIES, INC.	AUGUST 31, 2013 16

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	Over-the-counter options purchased as of August 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Citibank N.A.	Put	EUR	1.32	2/06/14	EUR	3,500	$104,177

•	Credit default swaps - buy protection outstanding as of August 31, 2013 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/15	USD	200	$(9,541)	$(10,357)	$816
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/15	USD	370	(17,651)	(12,672)	(4,979)
First Data Corp.	5.00%	Deutsche Bank AG	3/20/15	USD	130	(6,202)	(4,855)	(1,347)
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(96,323)	(98,460)	2,137
Dean Foods Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	1,500	(148,229)	(124,268)	(23,961)
CIT Group, Inc.	5.00%	Goldman Sachs International	6/20/17	USD	1,500	(178,992)	(178,611)	(381)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(117,324)	(93,548)	(23,776)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	700	(3,000)	13,304	(16,304)
Total						$(577,262)	$(509,467)	$(67,795)

•	Credit default swaps - sold protection outstanding as of August 31, 2013 were as follows:
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/16	B	USD	100	$3,173	$3,544	$(371)
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/16	B	USD	300	9,518	—	9,518
First Data Corp.	5.00%	Deutsche Bank AG	3/20/16	B	USD	100	3,173	(449)	3,622
PSE&G Power	1.00%	Credit Suisse Securities (USA) LLC	6/20/17	Not Rated	USD	300	2,519	(10,467)	12,986
Republic of Indonesia	1.00%	Deutsche Bank AG	6/20/17	BB+	USD	2,200	(86,871)	(46,912)	(39,959)
Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	A-	USD	700	1,699	(13,304)	15,003
Berkshire Hathaway, Inc.	1.00%	Deutsche Bank AG	9/20/17	AA	USD	350	3,841	(2,826)	6,667
Markit LCDX North American Index Series 19	2.50%	Barclays Capital, Inc.	12/20/17	Not Rated	USD	388	13,665	4,584	9,081
Markit LCDX North American Index Series 19	2.50%	Barclays Capital, Inc.	12/20/17	Not Rated	USD	194	6,833	2,082	4,751
Markit LCDX North American Index Series 19	2.50%	Barclays Capital, Inc.	12/20/17	Not Rated	USD	388	13,665	4,566	9,099
Berkshire Hathaway, Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/18	AA	USD	400	3,193	(2,158)	5,351

FDP SERIES, INC.	AUGUST 31, 2013 17

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	Credit default swaps - sold protection outstanding as of August 31, 2013 were as follows (concluded):
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit LCDX North American Index Series 20	2.50%	Credit Suisse Securities (USA) LLC	6/20/18	Not Rated	USD	297	$9,014	$7,176	$1,838
Markit LCDX North American Index Series 20	2.50%	Credit Suisse Securities (USA) LLC	6/20/18	Not Rated	USD	198	6,009	6,139	(130)
Markit MCDX North American Index Series 20	1.00%	Citibank N.A.	6/20/23	Not Rated	USD	575	(35,609)	(21,724)	(13,885)
Markit MCDX North American Index Series 20	1.00%	Citibank N.A.	6/20/23	Not Rated	USD	1,000	(61,928)	(53,480)	(8,448)
Markit MCDX North American Index Series 20	1.00%	Citibank N.A.	6/20/23	Not Rated	USD	575	(35,609)	(24,584)	(11,025)
Markit CMBX North America AJ Index Series 2	1.09%	Credit Suisse Securities (USA) LLC	3/15/49	BBB-	USD	200	(33,078)	(27,843)	(5,235)
Markit CMBX North America AJ Index Series 2	1.09%	Credit Suisse Securities (USA) LLC	3/15/49	BBB-	USD	200	(33,078)	(29,897)	(3,181)
Total							$(209,871)	$(205,553)	$(4,318)

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrumentsand is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

FDP SERIES, INC.	AUGUST 31, 2013 18

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund
The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$4,063,650	—	$4,063,650
Common Stocks	$22,527	—	$32,000	54,527
Corporate Bonds	—	67,193,484	—	67,193,484
Floating Rate Loan Interests	—	12,112,219	272,151	12,384,370
Foreign Agency Obligations	—	17,184,532	—	17,184,532
Municipal Bonds	—	4,801,235	—	4,801,235
Non-Agency Mortgage-Backed Securities	—	9,740,700	—	9,740,700
Other Interests	4,997	—	—	4,997
Preferred Securities	744,032	3,589,687	—	4,333,719
US Government Sponsored Agency Securities	—	54,614,194	—	54,614,194
US Treasury Obligations	—	49,372,073	—	49,372,073
Warrants	25,098	—	—	25,098
Short-Term Securities:
Foreign Agency Obligations	—	4,350,551	—	4,350,551
Time Deposits	—	3,690,735	—	3,690,735
Options Purchased:
Foreign Currency Exchange Contracts	—	104,177	—	104,177
Liabilities:
Investments:
TBA Sale Commitments	—	(5,116,406)	—	(5,116,406)
Total	$796,654	$225,700,831	$304,151	$226,801,636

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$80,869	—	$80,869
Foreign currency exchange contracts	$92	65,171	—	65,263
Liabilities:
Credit contracts	—	(152,982)	—	(152,982)
Foreign currency exchange contracts	—	(578,312)	—	(578,312)
Interest rate contracts	(23)	—	—	(23)
Total	$69	$(585,254)	—	$(585,185)

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund's assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$844,802	—	—	$844,802
Cash pledged for swaps	1,101,632	—	—	1,101,632
Total	$1,946,434	—	—	$1,946,434
There were no transfers between levels during the period ended August 31, 2013.

FDP SERIES, INC.	AUGUST 31, 2013 19

Schedule of Investments August 31, 2013 (Unaudited)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Aerospace & Defense — 1.5%
Honeywell International, Inc.	12,466	$991,920
Textron, Inc.	29,844	803,997

		1,795,917

Auto Components — 1.1%
Johnson Controls, Inc.	32,251	1,307,133

Automobiles — 2.2%
General Motors Co. (a)	78,760	2,684,141

Capital Markets — 5.6%
The Bank of New York Mellon Corp.	93,654	2,785,270
The Goldman Sachs Group, Inc.	8,748	1,330,833
Morgan Stanley	71,152	1,832,876
State Street Corp.	15,395	1,027,154

		6,976,133

Commercial Banks — 4.1%
Fifth Third Bancorp	74,984	1,371,457
The PNC Financial Services Group, Inc. (b)	500	36,135
US Bancorp	23,986	866,614
Wells Fargo & Co.	69,625	2,860,195

		5,134,401

Communications Equipment — 1.1%
Cisco Systems, Inc.	60,498	1,410,208

Computers & Peripherals — 2.0%
Hewlett-Packard Co.	113,557	2,536,863

Diversified Financial Services — 8.2%
Bank of America Corp.	151,683	2,141,764
Citigroup, Inc.	107,337	5,187,597
JPMorgan Chase & Co.	55,279	2,793,248

		10,122,609

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	15,279	516,889
Verizon Communications, Inc.	16,574	785,276

		1,302,165

Electric Utilities — 2.0%
FirstEnergy Corp.	21,045	788,556
PPL Corp.	53,610	1,645,827

		2,434,383

Electrical Equipment — 1.2%
Emerson Electric Co.	24,938	1,505,507

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	107,167	1,504,625

Energy Equipment & Services — 5.3%
Halliburton Co.	58,852	2,824,896
Noble Corp.	16,110	599,292
Weatherford International Ltd. (a)	210,030	3,131,547

		6,555,735

	Shares	Value
Common Stocks

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	34,078	$1,978,228
Wal-Mart Stores, Inc.	3,946	287,979

		2,266,207

Food Products — 3.3%
Archer-Daniels-Midland Co.	26,387	929,087
Mondelez International, Inc., Class A	37,573	1,152,364
Tyson Foods, Inc., Class A	31,157	901,995
Unilever NV - NY Shares	28,894	1,087,281

		4,070,727

Health Care Providers & Services — 4.8%
Cardinal Health, Inc.	22,500	1,131,300
Express Scripts Holding Co. (a)	6,666	425,824
UnitedHealth Group, Inc.	38,228	2,742,477
WellPoint, Inc.	18,876	1,607,102

		5,906,703

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	36,410	1,314,037

Household Durables — 0.6%
Newell Rubbermaid, Inc.	28,220	713,966

Household Products — 0.3%
The Procter & Gamble Co.	4,382	341,314

Industrial Conglomerates — 2.0%
General Electric Co.	108,164	2,502,915

Insurance — 4.3%
Aflac, Inc.	13,470	778,431
The Allstate Corp.	49,394	2,366,960
MetLife, Inc.	36,031	1,664,272
The Travelers Cos., Inc.	6,092	486,751

		5,296,414

Internet Software & Services — 2.2%
eBay, Inc. (a)	34,679	1,733,603
Yahoo!, Inc. (a)	36,445	988,389

		2,721,992

Machinery — 1.5%
Ingersoll-Rand PLC	32,228	1,905,964

Media — 8.7%
Comcast Corp., Class A	46,532	1,958,532
Time Warner Cable, Inc.	23,522	2,525,087
Time Warner, Inc.	14,806	896,207
Twenty-First Century Fox, Inc.	58,560	1,838,198
Viacom, Inc., Class B	44,896	3,571,926

		10,789,950

Metals & Mining — 0.8%
Alcoa, Inc.	134,150	1,032,955

Multiline Retail — 1.5%
Kohl's Corp.	17,410	893,307

FDP SERIES, INC.	AUGUST 31, 2013	1

Schedule of Investments (continued)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Multiline Retail (concluded)
Target Corp.	15,779	$998,969

		1,892,276

Oil, Gas & Consumable Fuels — 9.7%
BP PLC - ADR	58,041	2,397,093
Chevron Corp.	13,320	1,604,128
Murphy Oil Corp.	30,281	2,041,545
Occidental Petroleum Corp.	17,568	1,549,673
QEP Resources, Inc.	48,821	1,333,790
Royal Dutch Shell PLC - ADR	26,998	1,743,801
Suncor Energy, Inc.	41,067	1,390,939

		12,060,969

Paper & Forest Products — 1.2%
International Paper Co.	30,641	1,446,562

Pharmaceuticals — 10.2%
Bristol-Myers Squibb Co.	41,553	1,732,345
GlaxoSmithKline PLC - ADR	26,020	1,324,158
Merck & Co., Inc.	58,064	2,745,846
Novartis AG, Registered Shares	23,911	1,741,908
Pfizer, Inc.	77,075	2,174,286
Roche Holding AG - ADR	19,664	1,224,281
Sanofi - ADR	34,358	1,641,625

		12,584,449

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	30,719	675,204

Software — 3.0%
Autodesk, Inc. (a)	16,951	622,949

	Shares	Value
Common Stocks

Software (concluded)
Microsoft Corp.	93,355	$3,118,057

		3,741,006
Specialty Retail — 1.1%
Lowe's Cos., Inc.	11,765	539,072
Staples, Inc.	58,111	808,324

		1,347,396

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC - ADR	37,717	1,220,145

Total Long-Term Investments (Cost – $87,229,150) – 96.2%		119,100,971

Short-Term Securities	Par (000)

Time Deposits— 3.7%

United States — 3.7% Wells Fargo Bank, San Franciso 0.12%, 9/03/2013	4,546	4,546,480

Total Short-Term Securities (Cost – $4,546,480) – 3.7%		4,546,480

Total Investments (Cost - $91,775,630*) – 99.9%		123,647,451
Other Assets Less Liabilities – 0.1%		151,049

Net Assets – 100.0%		$123,798,500

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$93,135,601

	Gross unrealized appreciation	$35,207,279
	Gross unrealized depreciation	(4,695,429)

	Net unrealized appreciation	$30,511,850

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at May 31, 2013	Shares Purchased	Shares Sold	Shares Held at August 31, 2013	Value at August 31, 2013	Income	Realized Gain/Loss
The PNC Financial Services Group, Inc.	500	—	—	500	$36,135	$220	—

FDP SERIES, INC.	AUGUST 31, 2013	2

Schedule of Investments (continued)	Invesco Value FDP Fund
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	US Dollar

•				For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•				Foreign currency exchange contracts as of August 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,118,873	CAD	1,157,161	Canadian Imperial Bank of Commerce	9/13/13	$20,539
USD	854,658	CHF	800,750	Citibank N.A.	9/13/13	(6,006)
USD	835,345	CHF	781,390	State Street Bank and Trust Co.	9/13/13	(4,510)
USD	856,042	CHF	800,750	The Bank of New York Mellon	9/13/13	(4,622)
USD	986,872	EUR	744,343	Canadian Imperial Bank of Commerce	9/13/13	3,083
USD	986,199	EUR	744,343	Citibank N.A.	9/13/13	2,409
USD	987,236	EUR	744,342	State Street Bank and Trust Co.	9/13/13	3,447
USD	987,166	EUR	744,343	The Bank of New York Mellon	9/13/13	3,376
USD	1,064,476	GBP	686,597	Canadian Imperial Bank of Commerce	9/13/13	530
USD	1,063,986	GBP	686,597	Citibank N.A.	9/13/13	41
USD	949,003	GBP	611,520	State Street Bank and Trust Co.	9/13/13	1,396
USD	1,065,509	GBP	686,597	The Bank of New York Mellon	9/13/13	1,564

Total						$21,247

FDP SERIES, INC.	AUGUST 31, 2013	3

Schedule of Investments (concluded)	Invesco Value FDP Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2013:
		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long Term Investments[1]	$117,359,063	$1,741,908	—	$119,100,971
	Short-Term Securities	—	4,546,480	—	4,546,480
Total		$117,359,063	$6,288,388	—	$123,647,451
[1]	See above Schedule of Investments for values in each industry excluding Level 2, in Pharmaceuticals, within the table.

		Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
	Foreign currency exchange contracts	—	$36,385	—	$36,385
Liabilities:
	Foreign currency exchange contracts	—	(15,138)	—	(15,138)
Total		—	$21,247	—	$21,247
[2]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period ended August 31, 2013.

FDP SERIES, INC.	AUGUST 31, 2013	4

Schedule of Investments August 31, 2013 (Unaudited)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
Aerospace & Defense — 4.3%
B/E Aerospace, Inc. (a)	1,756	$119,741
Lockheed Martin Corp.	22,995	2,815,048
Precision Castparts Corp.	1,874	395,864
Rolls-Royce Holdings PLC (a)	124,783	2,152,219
		5,482,872
Biotechnology — 9.7%
Biogen Idec, Inc. (a)	23,291	4,961,449
Celgene Corp. (a)	7,752	1,085,125
Gilead Sciences, Inc. (a)	103,889	6,261,390
		12,307,964
Chemicals — 7.0%
Monsanto Co.	51,072	4,999,438
The Sherwin-Williams Co.	22,628	3,901,067
		8,900,505
Commercial Banks — 2.6%
Wells Fargo & Co.	79,463	3,264,340
Communications Equipment — 1.0%
Cisco Systems, Inc.	52,274	1,218,507
Consumer Finance — 1.0%
American Express Co.	18,406	1,323,576
Diversified Financial Services — 3.7%
Citigroup, Inc.	97,474	4,710,918
Energy Equipment & Services — 3.2%
Schlumberger Ltd.	49,679	4,021,018
Food Products — 1.6%
Green Mountain Coffee Roasters, Inc. (a)	24,187	2,087,580
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	17,565	1,260,113
Hotels, Restaurants & Leisure — 7.4%
Chipotle Mexican Grill, Inc. (a)	1,701	694,297
Starbucks Corp.	34,124	2,406,425
Starwood Hotels & Resorts Worldwide, Inc.	51,195	3,273,408
Wynn Resorts Ltd.	21,355	3,011,909
		9,386,039
Insurance — 3.1%
American International Group, Inc. (a)	85,167	3,956,859
Internet & Catalog Retail — 3.2%
Amazon.com, Inc. (a)	4,223	1,186,579
priceline.com, Inc. (a)	3,132	2,939,476
		4,126,055
Internet Software & Services — 8.1%
eBay, Inc. (a)	35,936	1,796,441
Facebook, Inc. (a)	20,991	866,508
Google, Inc., Class A (a)	5,949	5,038,208
LinkedIn Corp. (a)	5,605	1,345,424

	Shares	Value
Common Stocks
Internet Software & Services (concluded)
Yahoo!, Inc. (a)	45,729	$1,240,171
		10,286,752
IT Services — 5.4%
Accenture PLC, Class A	30,466	2,201,169
FleetCor Technologies, Inc. (a)	7,453	768,479
Visa, Inc., Class A	22,598	3,941,543
		6,911,191
Machinery — 3.1%
Cummins, Inc.	31,430	3,872,176
Media — 7.2%
CBS Corp., Class B	65,207	3,332,078
Comcast Corp., Class A	31,000	1,304,790
Liberty Global PLC, Class A (a)	23,657	1,837,676
The Walt Disney Co.	44,226	2,690,267
		9,164,811
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	72,580	3,025,860
Road & Rail — 5.3%
Canadian Pacific Railway Ltd.	25,828	3,048,479
Union Pacific Corp.	24,280	3,727,951
		6,776,430
Semiconductors & Semiconductor Equipment — 3.9%
ASML Holding NV - NY Shares	40,374	3,514,960
Texas Instruments, Inc.	36,500	1,394,300
		4,909,260
Specialty Retail — 4.9%
AutoZone, Inc. (a)	2,287	960,403
The Home Depot, Inc.	33,890	2,524,466
TJX Cos., Inc.	52,625	2,774,390
		6,259,259
Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica, Inc. (a)	37,301	2,642,403
Trading Companies & Distributors — 1.0%
United Rentals, Inc. (a)	23,774	1,302,102
Total Long-Term Investments (Cost – $93,990,249) – 92.2%		117,196,590

Short-Term Securities	Par (000)
Time Deposits — 8.4%
United States — 8.4%
JP Morgan Chase, New York, 0.12%, 9/03/2013	$10,673	10,672,953
FDP SERIES, INC.	AUGUST 31, 2013	1

Schedule of Investments (concluded)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)
Value
Total Short-Term Securities (Cost – $10,672,953) – 8.4%	$10,672,953
Total Investments (Cost - $104,663,202*) – 100.6%	127,869,543
Liabilities in Excess of Other Assets – (0.6)%	(802,312)
Net Assets – 100.0%	$127,067,231

* As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$104,721,895
Gross unrealized appreciation	$24,033,624
Gross unrealized depreciation	(885,976)
Net unrealized appreciation	$23,147,648

Notes to Schedule of Investments

(a)	Non-income producing security.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$115,044,371	$2,152,219	—	$117,196,590
Short-Term Securities	—	10,672,953	—	10,672,953
Total	$115,044,371	$12,825,172	—	$127,869,543

[1]	See above Schedule of Investments for values in each industry, excluding Level 2, Aerospace & Defense, within the table.

There were no transfers between levels during the period ended August 31, 2013.

FDP SERIES, INC.	AUGUST 31, 2013	2

Schedule of Investments August 31, 2013 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina — 0.7%
Arcos Dorados Holdings, Inc., Class A	97,070	$1,038,649
Australia — 2.8%
Iluka Resources Ltd.	139,992	1,325,219
Westpac Banking Corp.	96,850	2,688,541
		4,013,760
Austria — 1.2%
Erste Group Bank AG	51,873	1,664,539
Belgium — 1.0%
KBC Groep NV	33,151	1,455,870
Bermuda — 0.5%
Hiscox Ltd.	70,633	706,601
Brazil — 3.1%
EDP - Energias do Brasil SA	169,800	761,483
Gerdau SA - ADR	81,050	581,939
Itau Unibanco Holdings SA, Preference Shares - ADR	27,849	338,922
M Dias Branco SA	19,200	733,494
Odontoprev SA	92,700	342,290
Petroleo Brasileiro SA - ADR	81,560	1,102,691
Tim Participacoes SA - ADR	32,751	645,850
		4,506,669
Canada — 0.5%
Cenovus Energy, Inc.	22,720	650,992
China — 0.2%
Wumart Stores, Inc., Class H	167,000	315,785
Denmark — 0.5%
TDC A/S	83,805	684,338
France — 10.7%
BNP Paribas SA	39,349	2,467,049
Danone SA	35,108	2,614,154
Dassault Systemes SA	4,793	612,459
GDF Suez	56,365	1,222,943
Legrand SA	9,774	495,482
LVMH Moet Hennessy Louis Vuitton SA	8,916	1,562,108
Pernod Ricard SA	17,653	2,047,894
Publicis Groupe SA	20,315	1,510,932
Schneider Electric SA	28,829	2,204,881
Suez Environnement Co.	44,410	661,837
		15,399,739
Germany — 6.1%
Bayer AG, Registered Shares	18,067	2,008,062
GSW Immobilien AG	12,061	525,505
Infineon Technologies AG	87,397	791,580
Linde AG	12,755	2,451,421
Siemens AG, Registered Shares	21,370	2,263,426
Symrise AG	15,667	685,456
		8,725,450

	Shares	Value
Common Stocks
Hong Kong — 5.7%
AIA Group Ltd.	541,000	$2,367,977
China Resources Gas Group Ltd.	220,000	518,559
China Unicom Hong Kong Ltd.	598,000	903,332
Hutchison Whampoa Ltd.	109,000	1,259,962
Li & Fung Ltd.	1,276,000	1,869,704
Sands China Ltd.	220,400	1,263,113
		8,182,647
India — 1.1%
HDFC Bank Ltd. - ADR	21,480	622,490
ICICI Bank Ltd.	23,049	280,450
Reliance Industries Ltd.	53,281	687,257
		1,590,197
Indonesia — 0.1%
Bank Rakyat Indonesia Persero Tbk PT	331,500	199,644
Ireland — 0.6%
Experian PLC	52,422	917,873
Israel — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	155,930	254,156
Italy — 0.8%
Telecom Italia SpA, Non-Convertible Savings Shares	757,997	419,071
UniCredit SpA	139,443	787,563
		1,206,634
Japan — 21.1%
Aeon Credit Service Co. Ltd.	25,900	692,057
Canon, Inc.	35,800	1,070,728
Chugoku Marine Paints Ltd.	46,000	229,403
Denso Corp.	52,200	2,371,283
GLORY Ltd.	42,200	878,609
Honda Motor Co. Ltd.	71,500	2,563,650
Inpex Corp.	191	861,253
Japan Tobacco, Inc.	55,300	1,867,749
JGC Corp.	44,000	1,498,501
KDDI Corp.	50,000	2,376,920
Kobayashi Pharmaceutical Co. Ltd.	6,700	370,499
Miraca Holdings, Inc.	7,900	351,265
Mitsubishi Corp.	45,000	837,171
Mitsubishi Estate Co. Ltd.	66,000	1,705,043
Mitsubishi UFJ Financial Group, Inc.	253,500	1,477,349
Nippon Television Network Corp.	51,900	908,826
Nomura Research Institute Ltd.	28,900	897,359
Santen Pharmaceutical Co. Ltd.	35,100	1,621,467
Sony Financial Holdings, Inc.	34,800	563,594
Sumitomo Mitsui Financial Group, Inc.	60,800	2,672,515
Sundrug Co., Ltd.	4,900	227,303
Tokyo Gas Co. Ltd.	230,000	1,190,316

FDP SERIES, INC.	AUGUST 31, 2013	1

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks
Japan (concluded)
Yahoo! Japan Corp.		2,149	$1,058,609
Yamato Holdings Co. Ltd.		92,700	1,983,477
			30,274,946
Netherlands — 3.7%
Akzo Nobel NV		34,182	2,011,105
Delta Lloyd NV		27,780	530,565
Heineken NV		12,954	889,706
ING Groep NV - CVA (a)		179,571	1,955,100
			5,386,476
Papua New Guinea — 0.4%
Oil Search Ltd.		78,960	587,524
Portugal — 0.3%
Galp Energia SGPS SA		21,980	369,952
Russia — 0.5%
Sberbank - ADR		68,864	724,449
Singapore — 0.7%
DBS Group Holdings Ltd.		83,000	1,025,171
South Korea — 0.6%
Kia Motors Corp.		13,650	821,220
Spain — 0.5%
Banco Santander SA		107,696	761,005
Sweden — 3.4%
Atlas Copco AB, Class A		66,547	1,796,183
Hennes & Mauritz AB, Class B		26,540	973,888
Tele2 AB, Class B		59,001	740,916
Telefonaktiebolaget LM Ericsson, Class B		116,597	1,371,272
			4,882,259
Switzerland — 10.8%
Kuehne & Nagel International AG, Registered Shares		8,850	1,101,587
Nestle SA, Registered Shares		59,080	3,866,443
Novartis AG, Registered Shares		45,360	3,304,460
Roche Holding AG		12,579	3,135,506
Schindler Holding AG, Participation Certificates		11,394	1,569,425
Sonova Holding AG, Registered Shares (a)		7,221	798,679
UBS AG, Registered Shares (a)		91,307	1,764,197
			15,540,297
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.		329,439	1,092,214
Thailand — 0.4%
Kasikornbank PCL - NVDR		106,200	521,646
United Kingdom — 17.1%
Barclays PLC		481,037	2,107,234
BG Group PLC		85,246	1,622,071

		Shares	Value
Common Stocks
United Kingdom (concluded)
BT Group PLC		109,970	$553,866
Cairn Energy PLC (a)		73,542	310,712
Compass Group PLC		66,070	876,796
GlaxoSmithKline PLC		114,865	2,929,466
HSBC Holdings PLC		382,477	4,004,515
Reckitt Benckiser Group PLC		19,099	1,297,952
Rio Tinto PLC		63,850	2,882,813
Royal Dutch Shell PLC, Class A		142,539	4,609,993
Standard Chartered PLC		44,285	989,626
Vodafone Group PLC		330,141	1,063,554
Whitbread PLC		27,367	1,307,141
			24,555,739
United States — 2.3%
Autoliv, Inc.		15,110	1,223,608
Cognizant Technology Solutions Corp., Class A (a)		13,240	970,492
Joy Global, Inc.		21,220	1,042,326
			3,236,426
Total Long-Term Investments (Cost – $117,394,033) – 98.4%			141,292,867

Short-Term Securities		Par (000)
Time Deposits — 0.9%
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 9/03/13	HKD	76	9,765
Switzerland — 0.1%
Brown Brothers Harriman & Co., 0.00%, 9/03/13	CHF	133	143,100
United Kingdom — 0.1%
Citibank N.A., 0.07%, 9/03/13	GBP	96	149,136
United States — 0.7%
Wells Fargo Bank, San Francisco, 0.12%, 9/03/13	USD	957	957,139
Total Short-Term Securities (Cost – $1,259,140) – 0.9%			1,259,140
Total Investments (Cost - $118,653,173*) – 99.3%			142,552,007
Other Assets Less Liabilities – 0.7%			983,738
Net Assets – 100.0%			$143,535,745

FDP SERIES, INC.	AUGUST 31, 2013	2

Schedule of Investments (continued)	MFS Research International FDP Fund

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$121,322,125
	Gross unrealized appreciation	$29,692,539
	Gross unrealized depreciation	(8,462,657)

	Net unrealized appreciation	$21,229,882

Notes to Schedule of Investments
(a)	Non-income producing security.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

•	Foreign currency exchange contracts as of August 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	270,836	AUD	303,800	Westpac Banking Corp.	9/03/13	$439
USD	10,830	BRL	25,856	Brown Brothers Harriman & Co.	9/03/13	(7)
USD	58,750	BRL	138,738	Brown Brothers Harriman & Co.	9/03/13	602
USD	149,774	EUR	112,289	Credit Suisse International	9/03/13	1,368
USD	74,384	EUR	56,156	Deutsche Bank AG	9/03/13	165
USD	214,407	JPY	21,048,361	Citibank N.A.	9/03/13	33
USD	376,435	JPY	36,758,392	Deutsche Bank AG	9/03/13	2,056
USD	9,645	HKD	74,804	Brown Brothers Harriman & Co.	9/04/13	(2)
USD	6,878	JPY	675,372	Deutsche Bank AG	9/04/13	—
Total						$4,654

FDP SERIES, INC.	AUGUST 31, 2013	3

Schedule of Investments (continued)	MFS Research International FDP Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments  and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

FDP SERIES, INC.	AUGUST 31, 2013	4

Schedule of Investments (concluded)	MFS Research International FDP Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$1,038,649	—	—	$1,038,649
Australia	—	$4,013,760	—	4,013,760
Austria	—	1,664,539	—	1,664,539
Belgium	—	1,455,870	—	1,455,870
Bermuda	—	706,601	—	706,601
Brazil	4,506,669	—	—	4,506,669
Canada	650,992	—	—	650,992
China	—	315,785	—	315,785
Denmark	684,338	—	—	684,338
France	—	15,399,739	—	15,399,739
Germany	—	8,725,450	—	8,725,450
Hong Kong	—	8,182,647	—	8,182,647
India	622,490	967,707	—	1,590,197
Indonesia	—	199,644	—	199,644
Ireland	—	917,873	—	917,873
Israel	254,156	—	—	254,156
Italy	—	1,206,634	—	1,206,634
Japan	—	30,274,946	—	30,274,946
Netherlands	—	5,386,476	—	5,386,476
Papua New Guinea	—	587,524	—	587,524
Portugal	—	369,952	—	369,952
Russia	724,449	—	—	724,449
Singapore	—	1,025,171	—	1,025,171
South Korea	—	821,220	—	821,220
Spain	—	761,005	—	761,005
Sweden	—	4,882,259	—	4,882,259
Switzerland	—	15,540,297	—	15,540,297
Taiwan	—	1,092,214	—	1,092,214
Thailand	—	521,646	—	521,646
United Kingdom	—	24,555,739	—	24,555,739
United States	3,236,426	—	—	3,236,426
Short-Term Securities:
Time Deposits	—	1,259,140	—	1,259,140
Total	$11,718,169	$130,833,838	—	$142,552,007

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$4,061	$602	—	$4,663
Liabilities:
Foreign currency exchange contracts	(9)	—	—	(9)
Total	$4,052	$602	—	$4,654

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period ended August 31, 2013.

FDP SERIES, INC.	AUGUST 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By: /s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 25, 2013